Fixed Assets and Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Fixed Assets And Asset Retirement Obligations [Abstract]
Fixed Assets and Asset Retirement Obligations
6. Fixed Assets and Asset Retirement Obligations
Fixed Assets
Fixed assets consisted of the following:

	December 31,
	2014	2013
Pipelines and related assets	$466,613	$338,920
Machinery and equipment	376,672	173,092
Transportation equipment	18,479	19,140
Marine vessels	731,016	554,679
Land, buildings and improvements	38,037	30,170
Office equipment, furniture and fixtures	6,696	5,633
Construction in progress	222,233	183,037
Other	39,312	23,303
Fixed assets, at cost	1,899,058	1,327,974
Less: Accumulated depreciation	(268,057)	(199,230)
Net fixed assets	$1,631,001	$1,128,744

Depreciation expense was $73.2 million, $46.3 million and $37.4 million for the years ended December 31, 2014, 2013, and 2012, respectively.
Asset Retirement Obligations
A reconciliation of our liability for asset retirement obligations is as follows:

December 31, 2012	$12,695
Liabilities incurred	789
Accretion expense	848
December 31, 2013	14,332
Liabilities incurred	—
Accretion expense	458
December 31, 2014	$14,790